OTHER EXPENSES - Other operating expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
OTHER EXPENSES
Amortization of intangible assets	$ 3,730	$ 4,026	$ 7,374	$ 8,618
Depreciation of property and equipment	980	1,647	1,782	4,334
Provision for doubtful accounts	3,692	11,662	11,110	23,602	$ 34,260
Share-based compensation	417	3,430	1,027	4,122
Other operating expenses	$ 8,819	$ 20,765	$ 21,293	$ 40,676